Income Tax and Social Contribution (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Combined tax rate	34.00%	34.00%	34.00%